PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS GLOBAL FUND, INC.

Dear Investor:

The world's stock markets were generally positive for the year. Like the U.S., many countries have been impacted by slow economic growth and have begun taking steps to cut interest rates and provide tax cuts and other stimuli. We are seeing some positive signs that these steps are working. This is particularly true in Japan which has been in a recession for several years and seems to be turning the corner. Slow or slowing growth and low inflation currently prevail in the world's major economies. These results have been associated with budget-deficit cuts not fully offset by easier monetary policies with the exception of Japan. In addition consumer caution and soft export demand were widespread. Among the major industrialized economies in 1995, capital investment was strong only in the U.S., with Germany and U.K. exhibiting weak growth and Japanese investment declining. Slowing growth and low inflation spurred many central banks to cut interest rates throughout the latter part of 1995. In Japan, the four-year-long recession is slowly coming to an end with no inflation or mild deflation prevailing. To stimulate recovery, the Bank of Japan has maintained its official discount rate at 0.5%, a post-World War II low.

During 1995 First Investors Global Fund returned 17.8% on a net asset value basis on Class A shares and 18.8% on Class B shares (first offered for sale on January 12, 1995), outperforming the Lipper Global Fund average which returned 16.1%. Dividends from net investment income amounted to 3.6 cents per share on Class A shares and 2.8 cents per share on Class B shares. The Fund also declared a capital gain distribution of 27.5 cents per share on both classes. Despite an underweight position in the United States stock market throughout 1995, the Fund outperformed comparable funds for four reasons. First and foremost, the Fund has had an overweight position in Japan which was beneficial to the Fund as Japanese technology stocks rallied in the second half of 1995. Secondly, an overweight position in France and Spain also added significantly to returns in the latter part of the year. Third, the Fund had a relatively low weighting in Latin America early in the year and started adding to its position only as these markets started to bottom for the second time in the fall. Finally, good stock selection in countries such as Australia and the Scandinavian countries also contributed significantly to relative returns.

1995 was a good year for the world's major financial markets. We expect about 2% growth and inflation in the G-5 countries in 1996. One exception to this forecast is Japan, where an inflation rate closer to 0% is expected and a resumption of economic growth is anticipated. In other Pacific Basin countries, high growth with some inflation is the likely result. In general the major international economies are anticipated to experience slow but stable growth, low interest rates and inflation which is under control -- an economic environment which generally is supportive of world stock markets. We are therefore quite optimistic about the prospects for further positive returns in 1996.

As always we appreciate the opportunity to serve your investment needs.

Sincerely,

        [LOGO]
Trond Skramstad
Portfolio Manager

January 31, 1996

CUMULATIVE PERFORMANCE INFORMATION
FIRST INVESTORS GLOBAL FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Global Fund, Inc. (Class A shares) and the Morgan Stanley World Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            GLOBAL                MORGAN STANLEY
Jan-86                                   9,375               10,000
Dec-86                                  13,633               14,281
Dec-87                                  17,537               16,675
Dec-88                                  20,354               20,668
Dec-89                                  20,018               24,224
Dec-90                                  24,594               20,226
Dec-91                                  28,737               24,062
Dec-92                                  27,361               22,944
Dec-93                                  33,647               28,252
Dec-94                                  32,375               29,834
Dec-95                                  38,146               36,189
                  Average Annual Total Return*
                                   N.A.V. Only   S.E.C Standardized
Class A shares
One Year                                 17.8%                10.5%
Five Years                                9.2%                 7.8%
Ten Years                                15.1%                14.3%
Class B shares
Since Inception                          18.8%                14.1%

 THE GRAPH COMPARES A $10,000 INVESTMENT MADE IN THE FIRST INVESTORS GLOBAL FUND, INC. (CLASS A SHARES) ON 1/1/86 WITH A THEORETICAL INVESTMENT IN THE MORGAN STANLEY WORLD INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THIS INDEX. IN ADDITION, THE INDEX DOES NOT TAKE INTO ACCOUNT FEES AND EXPENSES. FOR PURPOSES OF THE GRAPH AND THE ACCOMPANYING TABLE, UNLESS OTHERWISE INDICATED, IT HAS BEEN ASSUMED THAT THE MAXIMUM SALES CHARGE WAS DEDUCTED FROM THE INITIAL $10,000 INVESTMENT IN THE FUND AND ALL DIVIDENDS AND DISTRIBUTIONS WERE REINVESTED. CLASS B SHARES PERFORMANCE MAY BE GREATER THAN OR LESS THAN THAT SHOWN ABOVE BASED ON DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

 THE MORGAN STANLEY WORLD INDEX IS DESIGNED TO MEASURE THE PERFORMANCE OF STOCK MARKETS IN THE UNITED STATES, EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. THE INDEX CONSISTS OF APPROXIMATELY 60% OF THE AGGREGATE MARKET VALUE OF THE COVERED STOCK EXCHANGES.

*AVERAGE ANNUAL TOTAL RETURN FIGURES (FOR THE PERIOD ENDED 12/31/95) INCLUDE THE
 REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. "N.A.V. ONLY" RETURNS ARE CALCULATED WITHOUT SALES CHARGES. THE CLASS A "S.E.C. STANDARDIZED" RETURNS SHOWN ARE BASED ON THE MAXIMUM SALES CHARGE OF 6.25% (PRIOR TO 7/1/93 AND 12/29/89, THE MAXIMUM SALES CHARGES WERE 6.9% AND 7.25%, RESPECTIVELY). THE RETURNS FOR CLASS B SHARES (FIRST OFFERED FOR SALE ON 1/12/95) ARE FOR THE PERIOD 1/12/95 THROUGH 12/31/95. THE CLASS B "S.E.C. STANDARDIZED" RETURN IS ADJUSTED FOR THE APPLICABLE DEFERRED SALES CHARGE (MAXIMUM OF 4% IN THE FIRST
 YEAR). RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORGAN STANLEY WORLD INDEX FIGURES FROM MORGAN STANLEY & CO. INCORPORATED AND ALL OTHER FIGURES FROM FIRST INVESTORS MANAGEMENT COMPANY, INC.

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
December 31, 1995

-------------------------------------------------------------------------------------------------
                                                                                           AMOUNT
                                                                                         INVESTED
                                                                                         FOR EACH
                                                                                          $10,000
                                                                                               OF
                                                                                              NET
   SHARES   SECURITY                                                             VALUE     ASSETS
-------------------------------------------------------------------------------------------------
            COMMON STOCKS--97.1%
            UNITED STATES--24.8%
   37,500   American International Group, Inc.                             $ 3,468,750    $   151
   41,000   American Re Corporation                                          1,675,875         73
   22,000   *AMR Corporation                                                 1,633,500         71
   45,000   A T & T Corp.                                                    2,913,750        127
   16,000   Capital Cities/ABC, Inc.                                         1,974,000         86
   40,000   Dow Chemical Company                                             2,815,000        123
   36,000   Exxon Corporation                                                2,884,500        126
   22,000   Federal National Mortgage Association                            2,730,750        119
   33,200   General Electric Company                                         2,390,400        104
   40,000   Gillette Company                                                 2,085,000         91
   26,000   Hewlett-Packard Company                                          2,177,500         95
   86,000   International Paper Company                                      3,257,250        142
   44,000   J.C. Penney Company                                              2,095,500         91
   34,500   Johnson & Johnson                                                2,954,062        129
   35,000   Kimberly Clark Corporation                                       2,896,250        126
   85,000   MCI Communications                                               2,220,625         97
   10,000   Minnesota Mining & Manufacturing Company                           662,500         29
   33,000   PepsiCo, Inc.                                                    1,843,875         80
   58,000   Pharmacia & Upjohn, Inc.                                         2,247,500         98
    3,500   *Schweitzer-Mauduit International, Inc.                             80,938          3
  130,000   Unocal Corporation                                               3,786,250        165
    6,080   *Viacom Inc. Class "A"                                             278,920         12
   46,067   *Viacom Inc. Class "B"                                           2,182,424         95
  134,000   Wal-Mart Stores                                                  2,998,250        130
   55,000   York International Corporation                                   2,585,000        112
-------------------------------------------------------------------------------------------------
                                                                            56,838,369      2,475
-------------------------------------------------------------------------------------------------
            JAPAN--15.6%
   45,150   Canon Sales Company, Inc.                                        1,203,685         52
  310,000   Chichibu Onoda Cement Company                                    1,655,896         72
   74,000   Chugai Pharmaceutical Company, Ltd.                                709,497         31
   99,000   Dai Nippon Printing Company, Ltd.                                1,679,565         73
   20,000   Ito-Yokado Company, Ltd.                                         1,233,134         54
  216,000   Kawasaki Heavy Industries                                          994,637         43
  128,000   Keio Teito Electric Railway                                        745,766         32
    5,000   Kyocera Corporation                                                371,783         16
-------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
December 31, 1995

-------------------------------------------------------------------------------------------------
                                                                                           AMOUNT
                                                                                         INVESTED
                                                                                         FOR EACH
                                                                                          $10,000
                                                                                               OF
                                                                                              NET
   SHARES   SECURITY                                                             VALUE     ASSETS
-------------------------------------------------------------------------------------------------
            JAPAN (continued)
    6,000   Kyoritsu Air Technology, Inc.                                  $    65,146    $     3
   15,000   Mabuchi Motor Company, Ltd.                                        933,576         41
   55,000   Matsushita Electric Industrial Company, Ltd.                       895,763         39
  160,000   Minebea Company, Ltd.                                            1,343,264         58
   31,000   Mitsubishi Bank                                                    730,283         32
  100,000   Mitsui Petrochemical Industries                                    819,180         36
   22,500   Murata Manufacturing Company, Ltd.                                 828,875         36
   17,000   Nihon Jumbo Company, Ltd.                                          594,949         26
   71,000   Nippon Express                                                     684,170         30
      204   Nippon Telegraph & Telephone Corporation                         1,651,355         72
  500,000   *NKK Corporation                                                 1,347,500         59
   75,000   Nomura Securities Company, Ltd.                                  1,635,937         71
   30,000   Orix Corporation                                                 1,236,042         54
   10,000   Riso Kagaku Corporation                                            844,387         37
   97,000   Sakura Bank, Ltd.                                                1,231,871         54
   10,000   Sankyo Company, Ltd.                                               224,911         10
   23,000   Sanwa Bank, Ltd.                                                   468,241         20
   10,500   Sanyo Shinpan Finance Company, Ltd.                                865,230         38
   30,000   Secom Company, Ltd.                                              2,088,186         91
   11,000   Sekisui Chemical Company, Ltd.                                     162,091          7
      670   Seven Eleven Japan                                                  47,286          2
   50,000   Shimamura Corporation                                            1,934,045         84
    3,000   Shohkoh Fund & Company                                             564,218         25
    7,000   Showa Corporation                                                   53,678          2
   27,000   Sony Corporation                                                 1,620,235         71
  110,000   Sumitomo Marine & Fire Insurance Company                           904,299         39
  283,000   Sumitomo Realty & Development                                    2,002,763         87
   76,000   Sumitomo Trust and Banking Company, Ltd.                         1,075,696         47
   14,000   Toda Construction                                                  121,471          5
    4,800   Tsutsumi Jewelry Company, Ltd.                                     240,577         10
-------------------------------------------------------------------------------------------------
                                                                            35,809,188      1,559
-------------------------------------------------------------------------------------------------
            FRANCE--5.6%
   26,000   Banque Nationale De Paris                                        1,174,428         51
    3,599   Canal Plus SA                                                      675,588         29
   12,386   Compagnie De Saint Gobain                                        1,372,738         60
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                                           AMOUNT
                                                                                         INVESTED
                                                                                         FOR EACH
                                                                                          $10,000
                                                                                               OF
                                                                                              NET
   SHARES   SECURITY                                                             VALUE     ASSETS
-------------------------------------------------------------------------------------------------
            FRANCE (continued)
    8,399   Euro Rscg Worldwide SA                                         $   686,981    $    30
    6,114   Groupe Danone                                                    1,010,170         44
    3,100   Peugeot SA                                                         409,498         18
   33,000   Renault SA                                                         951,459         41
   81,000   Rhone-Poulenc SA Series "A"                                      1,737,466         76
   14,513   Societe Generale Paris                                           1,795,437         78
   11,300   Technip SA                                                         778,692         34
   33,810   Total SA                                                         2,284,934         99
-------------------------------------------------------------------------------------------------
                                                                            12,877,391        560
-------------------------------------------------------------------------------------------------
            UNITED KINGDOM--5.3%
  100,000   *Associated British Foods PLC                                      572,900         25
  113,000   Bass PLC                                                         1,261,430         55
1,506,000   BET PLC                                                          2,969,531        129
  190,000   Body Shop International PLC                                        448,381         20
  410,000   British Steel PLC                                                1,035,988         45
  163,000   British Telecommunications PLC                                     895,881         39
  145,000   Northern Foods PLC                                                 384,961         17
  121,466   Powergen PLC                                                     1,004,220         44
  180,000   Royal Insurance Holdings PLC                                     1,067,562         46
  222,000   Tomkins PLC                                                        971,983         42
  460,000   Vodafone Group PLC                                               1,649,790         72
-------------------------------------------------------------------------------------------------
                                                                            12,262,627        534
-------------------------------------------------------------------------------------------------
            NETHERLANDS--5.1%
  123,000   Elsevier NV CVA                                                  1,642,050         72
   49,350   International Nederlanden Groep NV CVA                           3,300,281        144
   21,500   Unilever NV CVA                                                  3,024,506        132
  100,000   Vendex International NV (BDR)                                    2,975,690        130
    5,400   Verenigd Bezit VNU                                                 742,126         32
-------------------------------------------------------------------------------------------------
                                                                            11,684,653        510
-------------------------------------------------------------------------------------------------
            SPAIN--4.1%
    9,500   Acerinox SA Regd                                                   960,837         42
   95,000   Banco Bilbao Vizcaya                                             3,422,042        149
   43,900   Empresa Nacional De Electricidad SA (ADR)                        2,513,275        109
   60,000   Repsol SA (ADR)                                                  1,972,500         86
-------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
December 31, 1995

-------------------------------------------------------------------------------------------------
                                                                                           AMOUNT
                                                                                         INVESTED
                                                                                         FOR EACH
                                                                                          $10,000
                                                                                               OF
                                                                                              NET
   SHARES   SECURITY                                                             VALUE     ASSETS
-------------------------------------------------------------------------------------------------
            SPAIN (continued)
   40,000   Telefonica De Espana                                           $   553,924    $    24
-------------------------------------------------------------------------------------------------
                                                                             9,422,578        410
-------------------------------------------------------------------------------------------------
            NORWAY--4.0%
  253,400   Christiania Bank OG                                                593,590         26
   46,117   Hafslund Nyco Series "A" Free                                    1,208,062         53
   56,000   Kvaerner AS Series "A"                                           1,985,480         86
   51,000   Orkla AS Class "A"                                               2,542,794        111
  207,000   Saga Petroleum Series "A" Free                                   2,768,563        121
-------------------------------------------------------------------------------------------------
                                                                             9,098,489        397
-------------------------------------------------------------------------------------------------
            GERMANY--3.9%
    7,750   Bayer AG                                                         2,049,481         89
      405   Beiersdorf AG                                                      278,720         12
    2,200   Daimler-Benz AG                                                  1,112,853         48
    2,800   Degussa AG                                                         944,890         41
   18,000   Deutsche Bank AG                                                   856,438         37
    2,600   Karstadt AG                                                      1,068,137         47
    3,975   Mannesmann AG                                                    1,268,366         55
   35,000   Veba AG                                                          1,501,454         65
-------------------------------------------------------------------------------------------------
                                                                             9,080,339        394
-------------------------------------------------------------------------------------------------
            AUSTRALIA--3.9%
   57,085   Advance Bank of Australia                                          457,753         20
  188,050   Amcor Ltd.                                                       1,328,893         58
  404,329   Australian & New Zealand Banking Group                           1,897,839         83
  269,721   Broken Hill Proprietary Ltd.                                     3,812,075        166
  115,077   National Australia Bank Ltd.                                     1,035,774         45
   20,700   Qantas Airways (ADR) (Note 4)                                      344,914         15
-------------------------------------------------------------------------------------------------
                                                                             8,877,248        387
-------------------------------------------------------------------------------------------------
            SINGAPORE--3.1%
  212,500   Development Bank of Singapore                                    2,644,095        115
  333,000   Keppel Corporation                                               2,966,331        129
  125,000   Overseas Chinese Banking Corporation                             1,564,186         68
-------------------------------------------------------------------------------------------------
                                                                             7,174,612        312
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                                           AMOUNT
                                                                                         INVESTED
                                                                                         FOR EACH
                                                                                          $10,000
                                                                                               OF
                                                                                              NET
   SHARES   SECURITY                                                             VALUE     ASSETS
-------------------------------------------------------------------------------------------------
            HONG KONG--2.9%
  511,410   Hong Kong Telecom                                              $   912,764    $    40
  115,000   Hutchison Whampoa Ltd.                                             700,534         31
  189,000   Sun Hung Kai Properties                                          1,546,077         67
  455,000   Swire Pacific Class "A"                                          3,530,800        154
-------------------------------------------------------------------------------------------------
                                                                             6,690,175        292
-------------------------------------------------------------------------------------------------
            SWITZERLAND--2.9%
    2,700   Ciba Geigy AG Regd                                               2,381,696        104
    3,200   Nestle SA Regd                                                   3,548,601        155
    1,400   Sulzer AG PC                                                       748,272         33
-------------------------------------------------------------------------------------------------
                                                                             6,678,569        292
-------------------------------------------------------------------------------------------------
            CANADA--2.2%
  276,000   Canadian Pacific Ltd.                                            5,002,500        218
-------------------------------------------------------------------------------------------------
            SWEDEN--1.8%
   48,000   Astra AB Series "A" Free                                         1,919,357         84
   76,100   Avesta Sheffield AB Free                                           671,750         29
   81,000   *BT Industries AB                                                  892,231         39
   62,000   Stora Kopparbergs Bergslags Series "A"                             729,715         32
-------------------------------------------------------------------------------------------------
                                                                             4,213,053        184
-------------------------------------------------------------------------------------------------
            DENMARK--1.8%
  133,500   Tele Danmark A/S Class "B" (ADR)                                 3,687,937        161
    8,500   Unidanmark A/S Class "A" Regd                                      421,794         18
-------------------------------------------------------------------------------------------------
                                                                             4,109,731        179
-------------------------------------------------------------------------------------------------
            ITALY--1.5%
  790,000   Banca Commercial Italiana                                        1,688,151         74
1,200,000   Telecom Italia SPA                                               1,868,280         81
-------------------------------------------------------------------------------------------------
                                                                             3,556,431        155
-------------------------------------------------------------------------------------------------
            FINLAND--1.3%
  365,000   *Merita Bank Ltd.                                                  924,654         40
   21,000   Metsa-Serla OY Class "B"                                           648,087         28
   35,000   *Nokia Corporation Class "A" (ADR)                               1,360,625         59
-------------------------------------------------------------------------------------------------
                                                                             2,933,366        127
-------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
December 31, 1995

-------------------------------------------------------------------------------------------------
                                                                                           AMOUNT
                                                                                         INVESTED
                                                                                         FOR EACH
                                                                                          $10,000
                                                                                               OF
                                                                                              NET
   SHARES   SECURITY                                                             VALUE     ASSETS
-------------------------------------------------------------------------------------------------
            NEW ZEALAND--1.2%
2,109,000   Brierley Investments Ltd.                                      $ 1,668,219    $    73
  523,000   Carter Holt Harvey Ltd.                                          1,128,268         49
-------------------------------------------------------------------------------------------------
                                                                             2,796,487        122
-------------------------------------------------------------------------------------------------
            MEXICO--1.0%
   95,000   Cementos De Mexico SA Class "A"                                    314,417         14
  131,000   *Fomento Economico Mexicano SA Class "B"                           294,823         13
  102,000   *Grupo Carso SA Class "A"                                          550,725         24
   43,000   Kimberly Clark De Mexico SA Class "A"                              649,625         28
   49,400   *Transportacion Maritima Mexicana SA Class "A" (ADR)               370,500         16
-------------------------------------------------------------------------------------------------
                                                                             2,180,090         95
-------------------------------------------------------------------------------------------------
            PHILIPPINES--.8%
  111,000   *Philippine National Bank                                        1,227,249         53
  480,000   *Pilipino Telephone                                                484,944         21
-------------------------------------------------------------------------------------------------
                                                                             1,712,193         74
-------------------------------------------------------------------------------------------------
            THAILAND--.7%
   40,000   Bangkok Bank Public Company Ltd. Foreign Regd                      485,920         21
  135,200   Bangkok Metropolitan Bank Public Company Ltd.                      126,128          5
1,046,800   Bangkok Metropolitan Bank Public Company Ltd. Foreign Regd         997,286         43
-------------------------------------------------------------------------------------------------
                                                                             1,609,334         69
-------------------------------------------------------------------------------------------------
            PORTUGAL--.6%
   70,000   *Portugal Telecom (ADR)                                          1,330,000         58
-------------------------------------------------------------------------------------------------
            AUSTRIA--.6%
    9,400   EVN                                                              1,292,814         56
-------------------------------------------------------------------------------------------------
            BELGIUM--.4%
   24,000   Delhaize Le Lion                                                   994,932         43
-------------------------------------------------------------------------------------------------
            MALAYSIA--.4%
  356,000   Sime Darby Berhad                                                  946,462         41
-------------------------------------------------------------------------------------------------
            CHILE--.4%
   11,000   Compania De Telecomunicaciones De Chile SA (ADR)                   911,625         40
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                                           AMOUNT
                                                                                         INVESTED
                                                                                         FOR EACH
                                                                                          $10,000
SHARES OR                                                                                      OF
PRINCIPAL                                                                                     NET
   AMOUNT   SECURITY                                                             VALUE     ASSETS
-------------------------------------------------------------------------------------------------
            BRAZIL--.4%
   42,000   Centrais Electricas Brasileiras SA (ADR)                       $   568,252    $    25
   40,000   *Usiminas Siderurg Minas (ADR)                                     325,124         14
-------------------------------------------------------------------------------------------------
                                                                               893,376         39
-------------------------------------------------------------------------------------------------
            INDONESIA--.3%
  218,000   Jaya Real Property Foreign Regd                                    586,355         26
   50,500   Semen Gresik (Note 4)                                              141,355          6
-------------------------------------------------------------------------------------------------
                                                                               727,710         32
-------------------------------------------------------------------------------------------------
            ARGENTINA--.3%
    9,000   Telefonica De Argentina SA Class "B" (ADR)                         245,250         11
   19,000   YPF SA Class "D" (ADR)                                             410,875         18
-------------------------------------------------------------------------------------------------
                                                                               656,125         29
-------------------------------------------------------------------------------------------------
            INDIA--.2%
  125,000   Indo Gulf Fertilizers and Chemicals Corp. Ltd. (GDR) (Note
              4)                                                               181,288          8
   30,000   ITC Ltd. (GDR) (Note 4)                                            214,137          9
   10,000   Reliance Industries Ltd. (GDS) (Note 4)                            140,000          6
-------------------------------------------------------------------------------------------------
                                                                               535,425         23
-------------------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $179,739,226)               222,895,892      9,706
-------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS--3.8%
$   8,712M  Aubrey G. Lanston & Co., Inc. 5.90%, 1/2/96 (Collateralized                       379
              by
              U.S. Treasury Notes, 6 1/8%, 12/31/96) (cost $8,712,000)       8,712,000
-------------------------------------------------------------------------------------------------

TOTAL VALUE OF INVESTMENTS (cost $188,451,226)                     100.9%  231,607,892      10,085
EXCESS OF LIABILITIES OVER OTHER ASSETS                              (.9)   (1,963,041)        (85)
--------------------------------------------------------------------------------------------------
NET ASSETS                                                         100.0%  $229,644,851   $ 10,000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

*Non-income producing

                       See notes to financial statements                       9

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.

At December 31, 1995, sector diversification of the portfolio was as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                                         PERCENTAGE
SECTOR DIVERSIFICATION                                                                OF NET ASSETS         VALUE
-----------------------------------------------------------------------------------------------------------------
Financial Services...............................................................              15.5% $ 35,583,490
Telecommunications...............................................................               8.9    20,407,492
Food/Beverage/Tobacco............................................................               7.1    16,301,843
Drugs............................................................................               7.1    16,180,304
Retail Trade.....................................................................               6.2    14,333,317
Energy...........................................................................               6.2    14,107,622
Business Services................................................................               5.7    13,074,260
Metals/Miscellaneous.............................................................               5.1    11,637,680
Media/Cable Television...........................................................               5.0    11,483,234
Transportation...................................................................               4.8    11,001,915
Real Estate/Construction.........................................................               3.6     8,366,529
Paper/Forest Products............................................................               3.6     8,336,787
Insurance........................................................................               3.1     7,116,486
Electrical Equipment.............................................................               3.0     6,903,613
Utilities........................................................................               3.0     6,880,015
Household Products...............................................................               2.5     5,708,351
Chemicals........................................................................               1.7     3,955,468
Machinery/Diversified............................................................               1.6     3,767,987
Electronics/Instruments/Components...............................................               1.1     2,543,922
Automotive.......................................................................               1.1     2,527,488
Entertainment....................................................................               1.1     2,515,998
Housing..........................................................................                .1       162,091
Repurchase Agreements............................................................               3.8     8,712,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                             100.9   231,607,892
EXCESS OF LIABILITIES OVER OTHER ASSETS                                                         (.9)   (1,963,041)
-----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    100.0% $229,644,851
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

10                     See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS GLOBAL FUND, INC.
December 31, 1995

--------------------------------------------------------------------------------

ASSETS
Investments in securities, at value
  (identified cost $188,451,226) (Note 1A)...                    $    231,607,892
Receivables:
  Dividends and interest.....................  $        544,352
  Capital shares sold........................           377,506
  Investment securities sold.................           227,883         1,149,741
                                               ----------------
Other assets.................................                              20,335
                                                                 ----------------
Total Assets.................................                         232,777,968
LIABILITIES
Cash overdraft...............................           237,591
Payables:
  Dividend payable January 15, 1996..........         1,968,853
  Capital shares redeemed....................           346,487
  Investment securities purchased............           165,433
Accrued expenses.............................           224,669
Accrued advisory fee.........................           190,084
                                               ----------------
Total Liabilities............................                           3,133,117
                                                                 ----------------
NET ASSETS (Note 5):
  Class A (34,728,871 shares outstanding)....       228,336,228
  Class B (200,014 shares outstanding).......         1,308,623  $    229,644,851
                                               ----------------  ----------------
                                                                 ----------------
NET ASSETS CONSIST OF:
Capital paid in..............................                    $    189,877,886
Accumulated net realized loss on investments
  and foreign currency transactions..........                          (3,396,184)
Net unrealized appreciation of investments
  and translation of assets in foreign
  currencies.................................                          43,163,149
                                                                 ----------------
Total........................................                    $    229,644,851
                                                                 ----------------
                                                                 ----------------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--CLASS A..............................                               $6.57
                                                                 ----------------
                                                                 ----------------
MAXIMUM OFFERING PRICE PER SHARE--CLASS A
 ($6.57/.9375)*..............................                               $7.01
                                                                 ----------------
                                                                 ----------------
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE--CLASS B..............................                               $6.54
                                                                 ----------------
                                                                 ----------------

*On purchases of $25,000 or more, the sales charge is reduced.

                       See notes to financial statements                      11

STATEMENT OF OPERATIONS
FIRST INVESTORS GLOBAL FUND, INC.
Year Ended December 31, 1995

--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
  Dividends (net of $287,688 foreign
    withholding taxes)..................                    $      4,467,474
  Interest..............................                             718,801
                                                            ----------------
Total income............................                           5,186,275
Expenses (Note 3):
  Advisory fee..........................  $      2,187,070
  Distribution plan expenses--Class A...           654,328
  Distribution plan expenses--Class B...             5,980
  Shareholder servicing costs...........           714,181
  Custodian fees and expenses...........           171,634
  Reports and notices to shareholders...           140,697
  Professional fees.....................            62,603
  Other expenses........................            60,769
                                          ----------------
Total expenses..........................                           3,997,262
                                                            ----------------
Net investment income...................                           1,189,013
                                                            ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS (Note 2):
  Net realized gain from:
      Investments.......................        13,083,213
      Foreign currency transactions.....             9,706        13,092,919
                                          ----------------
  Net unrealized appreciation
    (depreciation) of:
      Investments.......................        21,511,541
      Translation of assets in foreign
        currencies......................              (692)       21,510,849
                                          ----------------  ----------------
Net gain from investments and foreign
  currency..............................                          34,603,768
                                                            ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS........................                    $     35,792,781
                                                            ----------------
                                                            ----------------

12                     See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS GLOBAL FUND, INC.

--------------------------------------------------------------------------------

Year Ended December 31                                                            1995         1994
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income..................................................  $ 1,189,013  $   953,819
  Net realized gain on investments and foreign currency transactions.....   13,092,919   23,954,209
  Net unrealized appreciation (depreciation) of investments and
    translation of assets in foreign currencies..........................   21,510,849  (33,042,663)
                                                                           -----------  -----------
    Net increase (decrease) in net assets resulting from operations......   35,792,781   (8,134,635)
                                                                           -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Class A.........................................   (1,201,748)    (993,371)
  Net investment income--Class B.........................................       (5,314)          --
  Net realized gains--Class A............................................   (9,215,464)  (5,853,794)
  Net realized gains--Class B............................................      (52,445)          --
                                                                           -----------  -----------
    Total distributions..................................................  (10,474,971)  (6,847,165)
                                                                           -----------  -----------
CAPITAL SHARE TRANSACTIONS (a)
  Class A:
    Proceeds from shares sold............................................   20,655,423   39,554,771
    Value of distributions reinvested....................................    8,448,358    6,632,379
    Cost of shares redeemed..............................................  (39,890,811) (27,116,895)
                                                                           -----------  -----------
                                                                           (10,787,030)  19,070,255
                                                                           -----------  -----------
  Class B:
    Proceeds from shares sold............................................    1,286,260           --
    Value of distributions reinvested....................................       57,759           --
    Cost of shares redeemed..............................................      (83,283)          --
                                                                           -----------  -----------
                                                                             1,260,736           --
                                                                           -----------  -----------
    Net increase (decrease) from capital share transactions..............   (9,526,294)  19,070,255
                                                                           -----------  -----------
    Net increase in net assets...........................................   15,791,516    4,088,455
NET ASSETS
  Beginning of year......................................................  213,853,335  209,764,880
                                                                           -----------  -----------
  End of year............................................................  $229,644,851 $213,853,335
                                                                           -----------  -----------
                                                                           -----------  -----------
(a)CAPITAL SHARES ISSUED AND REDEEMED
  Class A:
    Sold.................................................................    3,322,118    6,428,101
    Issued for distributions reinvested..................................    1,229,747    1,135,681
    Redeemed.............................................................   (6,436,387)  (4,412,645)
                                                                           -----------  -----------
      Net increase (decrease) in Class A shares outstanding..............   (1,884,522)   3,151,137
                                                                           -----------  -----------
                                                                           -----------  -----------
  Class B:
    Sold.................................................................      204,422           --
    Issued for distributions reinvested..................................        8,457           --
    Redeemed.............................................................      (12,865)          --
                                                                           -----------  -----------
      Net increase in Class B shares outstanding.........................      200,014           --
                                                                           -----------  -----------
                                                                           -----------  -----------

                       See notes to financial statements                      13

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS GLOBAL FUND, INC.

1. SIGNIFICANT ACCOUNTING POLICIES--The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The objective of the Fund is primarily to seek long-term capital growth and secondarily to earn a reasonable level of current income.

A. Security Valuation--A security listed or traded on any stock exchange or the NASDAQ National Market System is valued at its last sale price on that exchange or system prior to the time when assets are valued. If no sale is reported at that time, the mean between the current bid and asked prices is used. Securities for which over-the-counter market quotations are readily available are valued at the mean between the last current bid and asked prices. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers for the particular securities being evaluated, information with respect to market transactions in comparable securities and other available information in determining value. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distribu-

tions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 1995, the Fund had available capital loss carryovers of $3,396,184, resulting from reorganizations in 1989 with other First Investors funds. The capital loss carryovers, as limited by the provisions of the 1986 Tax Reform Act, expire as follows:

                                             Amount of
                                          Capital Loss
Year                                Carryover Expiring
----------------------------------  ------------------
1996..............................          $3,017,230
1997..............................             378,954
                                    ------------------
                                            $3,396,184
                                    ------------------
                                    ------------------

C. Foreign Currency Translations--The books and records are maintained in U.S. dollars. For valuation purposes, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the daily rate of exchange. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses between the ex and payment dates on dividends and foreign withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized gains are declared and paid annually.

The timing and characterization of income and capital gain distributions are determined in accordance with federal regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. Provisions for the agreement provide that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded on the ex-dividend date or as soon thereafter as the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily.

2. SECURITIES TRANSACTIONS--For the year ended December 31, 1995, purchases and sales of investment securities, excluding foreign currencies and repurchase agreements, aggregated $96,946,104 and $105,579,562, respectively.

At December 31, 1995, the cost of investments for federal income tax purposes was $188,451,226. Accumulated net unrealized appreciation on investments was $43,156,666, consisting of $48,215,773 gross unrealized appreciation and $5,059,107 gross unrealized depreciation.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Fund's Individual Retirement Accounts. Officers and directors of the Fund received no remuneration from the Fund for serving in such capacities. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or FIC.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of 1% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .91% on average daily net assets over $750 million.

Pursuant to certain state regulations, FIMCO has agreed to reimburse the Fund if and to the extent that the Fund's aggregate operating expenses, including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, exceed any limitation on expenses applicable to the Fund in those states (unless waivers of such limitations have been obtained). The amount of any such reimbursement is limited to the yearly advisory fee. For the year ended December 31, 1995, no reimbursement was required pursuant to these provisions.

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS GLOBAL FUND, INC.

During the year ended December 31, 1995, FIC, as underwriter, received $912,605 in commissions after allowing $3,286 to other dealers. Shareholder servicing costs included $417,058 in transfer agent fees paid to ADM and $220,698 in custodian fees paid to FFS.

Wellington Management Company serves as the investment subadviser to the Fund. The subadviser is paid by FIMCO and not by the Fund.

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act, the Fund is authorized to pay FIC a fee equal to .30% of the average net assets of the Class A shares and 1% of the average net assets of the Class B shares on an annualized basis each year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of the Fund.

4. RULE 144A SECURITIES--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At December 31, 1995, the Fund held five 144A securities with an aggregate value of $1,021,694 representing less than 1/2 of 1% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. CAPITAL--The Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to 12b-1 fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than 12b-1 fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 100,000,000 shares originally designated, the Fund has classified 65,000,000 shares as Class A and 35,000,000 shares as Class B.

FINANCIAL HIGHLIGHTS

FIRST INVESTORS GLOBAL FUND, INC.

The following table sets forth the per share operating performance for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.*
--------------------------------------------------------------------------------

                                                                  CLASS A
                                ---------------------------------------------------------------------------  CLASS B
                                                                                                             -------
                                                          Year Ended December 31                             1/12/95**
                                ---------------------------------------------------------------------------       to
                                  1995    1994    1993    1992    1991    1990    1989   1988   1987   1986  12/31/95
--------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
------------------------------
Net Asset Value, Beginning of
 Year.........................  $ 5.84  $ 6.27  $ 5.11  $ 5.41  $ 4.63  $ 5.38  $ 4.47  $3.85  $3.31  $2.53  $  5.76
                                ------  ------  ------  ------  ------  ------  ------  -----  -----  -----  -------
Income from Investment
 Operations
  Net investment income
    (loss)....................    .035    .028    .014    .039    .005   (.023)  (.019)  .003  (.021)  .006     .027
  Net realized and unrealized
    gain (loss) from
    investments and foreign
    currency transactions.....   1.006   (.265)  1.160   (.298)   .775   (.634)  1.689   .617   .969  1.068    1.056
                                ------  ------  ------  ------  ------  ------  ------  -----  -----  -----  -------
    Total from Investment
      Operations..............   1.041   (.237)  1.174   (.259)   .780   (.657)  1.670   .620   .948  1.074    1.083
                                ------  ------  ------  ------  ------  ------  ------  -----  -----  -----  -------
Less Distributions from:
  Net investment income.......    .036    .028    .014      --      --      --      --     --   .008   .006     .028
  Net realized gain from
    investments...............    .275    .165      --      --      --      --    .390     --   .400   .288     .275
  Capital surplus.............      --      --      --    .041      --    .093    .370     --     --     --       --
                                ------  ------  ------  ------  ------  ------  ------  -----  -----  -----  -------
    Total Distributions.......    .311    .193    .014    .041      --    .093    .760     --   .408   .294     .303
                                ------  ------  ------  ------  ------  ------  ------  -----  -----  -----  -------
Net Asset Value, End of
 Year.........................  $ 6.57  $ 5.84  $ 6.27  $ 5.11  $ 5.41  $ 4.63  $ 5.38  $4.47  $3.85  $3.31  $  6.54
                                ------  ------  ------  ------  ------  ------  ------  -----  -----  -----  -------
                                ------  ------  ------  ------  ------  ------  ------  -----  -----  -----  -------

TOTAL RETURN(%)+..............   17.83   (3.78)  22.97   (2.89)  14.56  (12.22)  37.65  16.10  28.60  45.49    18.80
RATIOS/SUPPLEMENTAL DATA
------------------------------
Net Assets, End of Year (in
 millions)....................  $228.3  $213.9  $209.8  $181.0  $226.3  $219.0  $182.4  $88.9  $92.9  $28.5     $1.3
Ratio to Average Net
 Assets:(%)
  Expenses....................    1.83    1.84    1.87    1.83    1.95    1.88    1.75   1.74   1.73   1.75     2.56(a)
  Net investment income
    (loss)....................     .55     .45     .27     .73     .09    (.43)   (.38)   .07   (.45)   .03     (.19)(a)
Portfolio Turnover Rate (%)...      47      56      41      45      64     116     155    115    137     94       47

*Adjusted to reflect five-for-one stock split on March 4, 1987
**Date shares first offered
+Calculated without sales charge
(a)Annualized

                       See notes to financial statements

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors of First Investors Global Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Global Fund, Inc., including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Global Fund, Inc. at December 31, 1995, and the results of its operations, changes in its net assets and financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 1996

FIRST INVESTORS GLOBAL FUND, INC.

DIRECTORS
-------------------------------------------

JAMES J. COY

ROGER L. GRAYSON

GLENN O. HEAD

KATHRYN S. HEAD

REX R. REED

HERBERT RUBINSTEIN

JAMES F. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
-------------------------------------------

GLENN O. HEAD
President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

SHAREHOLDER INFORMATION
-------------------------------------------

INVESTMENT ADVISER
FIRST INVESTORS
MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

SUBADVISER
WELLINGTON MANAGEMENT COMPANY
75 State Street
Boston, MA 02109

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

TRANSFER AGENT
ADMINISTRATIVE DATA
MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART, LLP
1800 M Street, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Two Penn Center Plaza
Philadelphia, PA 19102

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

FIRST
INVESTORS
GLOBAL
FUND, INC.

ANNUAL
REPORT



DECEMBER 31, 1995


Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear.

The following language appears to the left of the above language:

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" appears on the righthand side.

The following language appears on the lefthand side:

FIRST INVESTORS GLOBAL FUND, INC.
95 WALL STREET
NEW YORK, NY 10005

The following appears on the bottom lefthand side:

First Investors logo
A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK

FIIS077